Notes on the Consolidated Balance Sheet - Other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Consolidated Balance Sheet [Abstract]
Deposits	€ 320	€ 2,119
Other receivables	618	1,060
- thereof non-current	24	23
- thereof current	914	3,156
Other financial assets	€ 938	€ 3,179